Consolidated Balance Sheets (Current Period Unaudited) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Assets
Cash and due from banks	$ 100,652	$ 55,083
Time deposits in other financial institutions	350	350
Cash and cash equivalents	101,002	55,433
Equity securities, at fair value (Note 2)	7,502	7,505
Securities available for sale, at fair value (Note 2)	491,670	514,598
Securities held to maturity, at amortized cost net of credit losses (Note 2)	392,699	407,959
Federal Home Loan Bank stock	4,449	4,449
Federal Reserve Bank stock	5,066	5,065
Loans held for sale	5,946	4,710
Loans to other financial institutions (Note 3)	36,569	19,400
Core loans (Note 3)	1,400,958	1,391,253
Total loans held for investment (Note 3)	1,437,527	1,410,653
Allowance for credit losses (Note 3)	(16,152)	(15,685)
Loans, net	1,421,375	1,394,968
Premises and equipment, net	27,370	29,750
Other real estate owned, net	272	122
Cash value of life insurance policies	45,384	45,074
Goodwill	59,946	59,946
Core deposit intangible	1,448	1,854
Other assets	58,938	45,273
Total assets	2,623,067	2,576,706
Liabilities
Deposits - noninterest-bearing	517,137	547,625
Deposits - interest-bearing	1,582,365	1,550,985
Brokered deposits	27,177	23,445
Total deposits	2,126,679	2,122,055
Borrowings	210,000	200,000
Subordinated debentures	35,630	35,507
Other liabilities	36,239	23,510
Total liabilities	2,408,548	2,381,072
Shareholders' Equity
Preferred stock; shares authorized: 100,000; shares outstanding: none	0	0
Common stock and paid-in capital, no par value; shares authorized: 15,000,000; shares outstanding: 7,573,618 at June 30, 2024 and 7,548,217 at December 31, 2023	173,984	173,513
Retained earnings	81,836	73,699
Accumulated other comprehensive loss, net	(41,301)	(51,578)
Total shareholders' equity	214,519	195,634
Total liabilities and shareholders' equity	$ 2,623,067	$ 2,576,706